Capital Stock - Additional Information (Detail) $ / shares in Units, $ in Millions						12 Months Ended
	Nov. 27, 2020 shares	Oct. 21, 2020 CAD ($) shares	Dec. 16, 2019 CAD ($) shares	Jul. 23, 2019 CAD ($) shares	Mar. 22, 2019 CAD ($) shares	Jan. 31, 2021 CAD ($) Dividends $ / shares shares	Jan. 31, 2020 CAD ($) Dividends $ / shares shares
Disclosure of classes of share capital [line items]
Financial liability related to NCIB						$ 200.0	$ 70.3
Number of dividends | Dividends						1	4
Dividends declared per share | $ / shares						$ 0.10	$ 0.11
Total dividend consideration						$ 37.2	$ 9.6
First quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Apr. 12, 2019
Second quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jul. 12, 2019
Third quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Oct. 11, 2019
Fourth quarterly dividend [member]
Disclosure of classes of share capital [line items]
Dividends, paid date						Jan. 10, 2020
Secondary Offering [member]
Disclosure of classes of share capital [line items]
Fees and expenses		$ 0.6	$ 0.9
Beaudier group [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares			2,816,844
Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares		2,000,000	2,153,156
Beaudier group and Bain capital [member] | Secondary Offering [member]
Disclosure of classes of share capital [line items]
Stock issued | shares		2,000,000	5,000,000
Normal course issuer bid, transaction 1 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares						1,471,000
Total consideration						$ 122.5
Normal course issuer bid, transaction 2 [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares							1,005,300
Total consideration							$ 55.6
Automatic share purchase plan [member]
Disclosure of classes of share capital [line items]
Gain (loss) in financing income (cost)						12.2
Normal course issuer bid [member]
Disclosure of classes of share capital [line items]
Maximum outstanding subordinate voting shares repurchase for cancellation | shares	4,278,028				4,170,403
Subordinate voting shares repurchased | shares					2,955,555
Total consideration					$ 151.5	178.1	151.5
Gain (loss) in financing income (cost)						12.2
Carrying amount of shares repurchased						11.5	14.0
Amount charged to retained losses						178.8	137.5
Financial liability related to NCIB						$ 200.0	$ 70.3
Substantial issuer bid offer [member]
Disclosure of classes of share capital [line items]
Subordinate voting shares repurchased | shares				6,342,494
Total consideration				$ 300.0
Amount charged to retained losses				270.6
Carrying amount of shares repurchased				29.4
Fees and expenses				$ 1.0
Substantial issuer bid offer [member] | Beaudier group [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares				1,836,170
Substantial issuer bid offer [member] | Bain capital [member]
Disclosure of classes of share capital [line items]
Conversion of multiple to subordinate voting shares | shares				1,403,543